Share-Based Compensation - Summary of Share Options and Non-Vested Equity Shares ("NES") (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 10.33
Share options and non-vested equity shares granted to date	2,165,525	811,020
Share options and non-vested equity shares granted to date		3,060,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	7,208,841
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 1.00
Exercise price	$ 2.02
Share options and non-vested equity shares granted to date	7,099,500
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 1.15
Exercise price	$ 2.38
Share options and non-vested equity shares granted to date	1,620,000
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 2.38
Exercise price	$ 3.75
Share options and non-vested equity shares granted to date	100,000
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 4.09
Exercise price	$ 8.75
Share options and non-vested equity shares granted to date	3,946,500
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 10.33
Exercise price	$ 12.19
Share options and non-vested equity shares granted to date	3,060,000
January 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 12.75
Fair value of common shares	$ 12.75
Share options and non-vested equity shares granted to date	2,720,000
March 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	14.00
Fair value of common shares	$ 14.00
Share options and non-vested equity shares granted to date	152,000
July 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	13.75
Fair value of common shares	$ 13.75
Share options and non-vested equity shares granted to date	278,500
October 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.65
Fair value of common shares	$ 12.65
Share options and non-vested equity shares granted to date	3,200
May 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	$ 12.75
Share options and non-vested equity shares granted to date	205,548
June 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	15.13
Fair value of common shares	$ 15.13
Share options and non-vested equity shares granted to date	316,200
May 2010 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	21.75
Fair value of common shares	$ 21.75
Share options and non-vested equity shares granted to date	556,848
June 2011 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	25.11
Fair value of common shares	$ 25.11
Share options and non-vested equity shares granted to date	811,020
July 2012 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.19
Fair value of common shares	$ 12.19
Share options and non-vested equity shares granted to date	1,956,935
May 2013 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	$ 20.33
Fair value of common shares	$ 20.33
Share options and non-vested equity shares granted to date	208,590